STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		73 Months Ended	82 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,259,764)	$ (88,249)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,735,680)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger				2,645	2,645	2,645
Impairment of Handcamp estimated value				112,700,000	112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	16,100,000		18,900,000		18,900,000	35,000,000
Changes in operating assets and liabilities:
Security deposits			4,700	(10,750)	(6,050)	(6,050)
Due to related party	103,777	38,457	4,700	(10,750)	(6,050)	142,234
Outstanding checks in excess of bank balance		7,353	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(55,987)	(42,439)	(106,281)	(736,090)	(879,321)	(896,851)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	68,438	88,320	112,590	736,090	885,630	915,611
NET CASH PROVIDED BY FINANCING ACTIVITIES	68,438	88,320	112,590	736,090	885,630	915,611
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,451	45,881	6,309		6,309	18,760
CASH AND CASH EQUIVALENTS BEGINNING OF THE PERIOD	6,309
CASH AND CASH EQUIVALENTS END OF THE PERIOD	18,760	45,881	6,309		6,309	18,760
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares				112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares			$ 18,900,000		$ 18,900,000